Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net	Intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Software	121,950	164,369
Distribution and licensing rights	143,725	185,363
Trademark	139	270
Patent	2,655	2,655
Developed technology (refer to Note 3.c)	—	138,569
Intangible assets	268,469	491,226
Less: accumulated amortization	(86,183)	(177,871)
Less: impairment	(2,945)	(3,578)
Intangible assets, net	179,341	309,777
In November 2023, the Group entered into a licensing agreement with Hubei Xingji Meizu Group Co., Ltd., (“Xingji Meizu”), a related party. Pursuant to the licensing agreement, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell this software worldwide for three years. The consideration is due by instalment in three years of RMB50,000 each year. The Group recognized RMB143,725 software license rights based on the present value of the consideration and amortized it over three years.
Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	—	7,985	48,160
Selling, general and administrative expenses	9,987	10,047	8,882
Research and development expenses	14,045	13,808	34,422
Total depreciation expenses	24,032	31,840	91,464
Impairment loss on obsolete and damaged intangible assets was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, general and administrative expenses	—	2,662	648
Research and development expenses	—	283	—
Total impairment loss	—	2,945	648
Estimated amortization expenses relating to the existing intangible assets with finite lives for the next five years is as follows:

As of December 31,
RMB
2025	101,054
2026	85,668
2027	30,450
2028	18,220
2029	17,934